Other Assets (Details) - Schedule of Other Assets - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Schedule of Other Assets [Abstract]
Security deposits	$ 167,455	$ 167,455	$ 167,455
Construction deposit	82,500	0	150,000
	$ 249,955	$ 167,455	$ 167,455